Long Term Debt/ Note Payable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Loan And Security Agreement	Dec. 31, 2011 Loan And Security Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement
Long-Term Debt / Note payable
Total debt		$ 21,580,252	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 22,438,404	$ 21,580,252	$ 20,800,000	$ 20,800,000
Less unamortized debt discount			(161,529)
Less current portion			(434,734)
Long-term Notes Payable	$ 22,438,404	$ 21,580,252	$ 4,403,737